Trade and other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables	€ 14,101	€ 14,156	€ 15,421
Previously stated [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables		14,156
Increase Decrease Due To Application Of IFRS 9 [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables	427	(427)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables		(372)
Reclassification to other current assets IFRS 15 [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other current receivables	€ 372	€ (466)